Other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Schedule Of Other Long Term Liabilities
Other long-term liabilities consist of the following:

	June 30,	December 31,
	2022	2021
Contract adjustment payments	$150,837	$187,580
Asset retirement obligations	129,399	142,147
Advances in aid of construction	86,265	82,580
Environmental remediation obligation	46,914	55,224
Customer deposits	33,154	32,633
Unamortized investment tax credits	17,209	17,439
Deferred credits and contingent consideration	35,191	35,982
Preferred shares, Series C	12,738	13,348
Hook-up fees	30,268	21,904
Lease liabilities	22,036	22,512
Contingent development support obligations	6,535	4,612
Note payable to related party	25,808	25,808
Other	38,065	42,050
	$634,419	$683,819
Less: current portion	(157,827)	(167,908)
	$476,592	$515,911